Fair Value Measurements Schedule of Level 3 Financial Assets and Liabilities Measured on A Recurring Basis (Details) - Level 3 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value Measurement On Nonrecurring Basis Asset And Liabilities Value [Roll Forward]
Beginning balance	$ 6,517	$ 11,714
Loans classified as impaired during the period	2,349	0
Specific valuation allowance allocations	0	0
Fair Value	2,349	0
(Additional) reduction in specific valuation allowance allocations	252	628
Paydowns, payoffs, other activity	(636)	(5,825)
Ending balance	$ 8,482	$ 6,517